OPPENHEIMER LIFESPAN FUNDS


             Supplement dated May 28, 1998 to the
              Prospectus dated Februrary 19, 1998


      The Prospectus is revised as follows:

    1. The second sentence of the second paragraph under "Investment Policies and Strategies - The Asset Class Components" on page 16 is revised to read as follows: "There is no requirement that the Manager allocate a Fund's assets among all stock or bond components at all times.

    2. The table captioned "Asset Classes and Components" on page 17 is replaced with the following:

Asset Classes and Components

                        LifeSpan          LifeSpan          LifeSpan
                        Growth Fund       Balanced Fund     Income Fund

-------------------------------------------------------------------------------
                        Normal            Normal            Normal
                        AllocationRange   AllocationRange   AllocationRange
-------------------------------------------------------------------------------
Stocks                  90%       80-100% 75%       65-85%  0%        0%
-------------------------------------------------------------------------------
Value/Growth            50%       40-60%  35%       25-45%  0%        0%
-------------------------------------------------------------------------------
Growth/Income           40%       30-50%  40%       30-50%  0%        0%
-------------------------------------------------------------------------------
Bonds                   10%       0-15%   25%       15-35%  100%      100%
-------------------------------------------------------------------------------
Government/Corporate    10%       0-15%   15%       10-25%  90%       60-100%
-------------------------------------------------------------------------------
High Yield/High Risk Bon0%        0%      0%        0%      5%        0-10%
-------------------------------------------------------------------------------
Short Term Bonds        0%        0%      10%       5-20%   50%       0-20%

    3. The third sentence under "Investment Policies and Strategies - Bond Investments" on page 19 is hereby deleted.


May 28, 1998                                           PS0000.008.0598